Commitments and Contingencies, textuals 2 (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating Leased Assets [Line Items]
Operating lease right-of-use asset	$ 190	$ 0
Container Vessels [Member]
Operating Leased Assets [Line Items]
Minimum operating lease revenue	1,080
Office spaces [Member]
Operating Leased Assets [Line Items]
Operating lease liability	190
Operating lease right-of-use asset	190
Monthly rent as per agreement	$ 10
Foreign currency exchange rate	1.124
Operating lease impairment loss	$ 0
Office spaces [Member] | Maximum [Member]
Operating Leased Assets [Line Items]
Operating lease duration	5 years